Exhibit 99.1
Report of Independent Accountants on Applying Agreed-Upon Procedures
Marriott Ownership Resorts, Inc. (“MORI”)                  24 September 2026
7812 Palm Parkway
Orlando, Florida 32836
Re:    MVW 2026-2 LLC (the “Issuer”)
Timeshare Loan Backed Notes, Series 2026-2 (the “Notes”)
Sample Timeshare Loan Agreed-Upon Procedures
We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by MORI, ATLAS SP Securities, a division of Apollo Global Securities, LLC (the “Structuring Agent”), Wells Fargo Securities, LLC and BofA Securities, Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of timeshare interest loans corresponding to Marriott Vacation Club (the “MVC Timeshare Loans”), Vistana Signature Experiences (the “VSE Timeshare Loans”), WHV Resort Group, Inc. (the ”HPP Timeshare Loans”) and Hyatt Vacation Ownership (the “HVO Timeshare Loans”) (collectively, the “Timeshare Loans”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.
The procedures performed and our associated findings are included in Attachment A.
For the purpose of the procedures described in this report, MORI provided us with:
a.An electronic data file labeled “2026-2 AUP MVW sample selection data tape.xlsx” and the corresponding record layout and decode information, as applicable (the “Sample Data File”), that MORI indicated contains the information listed below, as of 31 July 2026 (the “Preliminary Cut‑Off Date”), on each of the corresponding tabs:
i.Labeled “MVC Sample” relating to 157 timeshare interest loans corresponding to Marriott Vacation Club (the “MVC Sample Timeshare Loans”),
ii.Labeled “VSE Sample” relating to 72 timeshare interest loans corresponding to Vistana Signature Experiences (the “VSE Sample Timeshare Loans”),
iii.Labeled “HVO Sample” relating to 6 timeshare interest loans corresponding to Hyatt Vacation Ownership (the “HVO Sample Timeshare Loans”) and

iv.Labeled “HPP Sample” relating to 15 timeshare interest loans corresponding to WHV Resort Group, Inc. (the “HPP Sample Timeshare Loans,” together with the MVC Sample Timeshare Loans, VSE Sample Timeshare Loans and HVO Sample Timeshare Loans, the “Sample Timeshare Loans”),
b.Imaged copies of the following items (collectively, the “MVC Source Documents”):
i.The promissory note, lost note affidavit and/or other related documents (collectively and as applicable, the “MVC Note”),
ii.The deed of trust (the “MVC Deed of Trust”),
iii.The mortgage (the “MVC Mortgage”),
iv.The note and mortgage modification (the “MVC Modification”),
v.The contract for purchase, purchase agreement and/or other related documents
(collectively and as applicable, the “MVC Contract for Purchase”),
vi.The contract addendum (the “MVC Contract Addendum”),
vii.The credit report (the “MVC Credit Report”),
viii.The HUD-1 uniform settlement statement (the “MVC HUD-1”),
ix.The summary of closing costs disbursement records, closing disclosure and/or other related documents (collectively and as applicable, the “MVC Closing Disclosure”) and
x.Certain screen shots from MORI’s servicing system (the “MortgageServ System
Screen Shots”),
that MORI indicated relate to each MVC Sample Timeshare Loan, as applicable,
c.Imaged copies of the following items (collectively, the “VSE Source Documents”):
i.The note, adjustable rate note secured by mortgage, note modification agreement, purchaser money mortgage note and/or other related documents (collectively and as applicable, the “VSE Note”),
ii.The mortgage, deed of trust and/or other related documents (collectively and as applicable, the “VSE Mortgage”),
iii.The purchase agreement, purchase and sale agreement, timeshare services agreement, purchase contract, purchaser’s settlement statement and/or other related documents (collectively and as applicable, the “VSE Purchase Agreement”),
iv.The credit report (the “VSE Credit Report”),
v.The HUD-1 uniform settlement statement (the “VSE HUD-1”),
vi.The truth in lending disclosure statement (the “VSE Truth in Lending Disclosure Statement”) and
vii.Certain printed screen shots from Vistana Signature Experiences’ or its affiliate’s servicing system (the “VSE System Screen Shots”),
that MORI indicated relate to each VSE Sample Timeshare Loan, as applicable,
d.Imaged copies of the following items (collectively, the “HPP Source Documents”):
i.The purchase and sale agreement (the “HPP Agreement”),
ii.The promissory note and security agreement (the “HPP Note”),
iii.Certain printed screen shots and payment histories from WHV Resort Group, Inc.’s or its affiliate’s servicing system (the “HPP System Screen Shots”),
iv.The borrower’s credit report (the “HPP Borrower Credit Report”) and
v.The co-borrower’s credit report (the “HPP Co-Borrower Credit Report”), that MORI indicated relate to each HPP Sample Timeshare Loan, as applicable,

e.Imaged copies of the following items (collectively, the “HVO Source Documents,” and together with the MVC Source Documents, VSE Source Documents and HPP Source Documents, the “Source Documents”):
i.The note, adjustable rate note secured by mortgage, note modification agreement and/or other related documents (collectively and as applicable, the “HVO Note”),
ii.The purchase agreement, purchase and sale agreement, timeshare services agreement, purchase contract and/or other related documents (collectively and as applicable, the “HVO Purchase Agreement”),
iii.The credit report (the “HVO Credit Report”),
iv.The summary of closing costs disbursement records, closing disclosure and/or other related documents (collectively and as applicable, the “HVO Closing Disclosure”) and
v.Certain printed screen shots from Hyatt Vacation Ownership’s or its affiliate’s servicing system (the “HVO System Screen Shots”), that MORI indicated relate to each HVO Sample Timeshare Loan, as applicable,
f.The list of relevant characteristics (the “MVC Sample Characteristics”) on the Sample Data
File, which is shown on Exhibit 1 to Attachment A,
g.The list of relevant characteristics (the “VSE Sample Characteristics”) on the Sample Data
File, which is shown on Exhibit 2 to Attachment A,
h.The list of relevant characteristics (the “HPP Sample Characteristics”) on the Sample Data File, which is shown on Exhibit 3 to Attachment A,
i.The list of relevant characteristics (the “HVO Sample Characteristics,” together with the MVC Sample Characteristics, VSE Sample Characteristics and HPP Sample Characteristics, the “Sample Characteristics”) on the Sample Data File, which is shown on Exhibit 4 to Attachment A and
j.Instructions, assumptions and methodologies, which are described in Attachment A.
MORI indicated that the Sample Timeshare Loans on the Sample Data File were selected by the
Structuring Agent, on behalf of MORI. MORI, or the Structuring Agent, on behalf of MORI, did not inform us as to the basis for how the Structuring Agent, on behalf of MORI, determined the number of Sample Timeshare Loans or the methodology the Structuring Agent, on behalf of
MORI, used to select the Sample Timeshare Loans. Additionally, MORI indicated that the Sample
Timeshare Loans are expected to be representative of the Timeshare Loans.

For the purpose of the procedures described in this report, the:
a.157 MVC Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 1 through 157,
b.72 VSE Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 158 through 229,
c.    6 HVO Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 230 through 235 and
d. 15 HPP Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 236 through 250.
For the purpose of the procedures described in this report, certain information contained on the
Sample Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. MORI is responsible for the Subject Matter,
Sample Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.
We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by MORI or the Structuring Agent, on behalf of MORI, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Sample Timeshare Loans or Timeshare
Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by MORI or the Structuring Agent, on behalf of MORI, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).
An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion.
Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The agreed-upon procedures described in this report were not performed for the purpose of:
a.Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.Making any findings with respect to:
i.Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.The value of the collateral securing the Timeshare Loans,
iii.Whether the originator(s) of the Timeshare Loans complied with federal, state or local laws or regulations or
iv.Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of MORI and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All
Members and Part 1 – Members in Public Practice of the Code of Professional Conduct
established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.
This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.
/s/ Ernst & Young LLP
24 September 2026

Attachment A Page 1 of 2
Procedures performed and our associated findings
1.For each MVC Sample Timeshare Loan, we compared the MVC Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 1 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was found to be in agreement.
The Source Document(s) and calculations (if applicable) that MORI instructed us to use for each MVC Sample Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one
Source Document is listed for an MVC Sample Characteristic, MORI instructed us to note agreement if the information on the Sample Data File for the MVC Sample Characteristic agreed with the corresponding information in at least one of the Source Documents (and result of our corresponding calculation, as applicable) that are listed for such MVC Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the MVC Sample Characteristics listed on Exhibit 1 to Attachment A.
2.For each VSE Sample Timeshare Loan, we compared the VSE Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 2 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.
The Source Document(s) and calculations (if applicable) that MORI instructed us to use for each VSE Sample Characteristic are indicated on Exhibit 2 to Attachment A. Unless otherwise indicated in the notes to Exhibit 2 to Attachment A, where more than one Source Document is listed for a VSE Sample Characteristic, MORI instructed us to note agreement if the information on the Sample Data File for the VSE Sample Characteristic agreed with the corresponding information in at least one of the Source Documents (and result of our corresponding calculation, as applicable) that are listed for such VSE Sample Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the VSE Sample Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 2

3.For each HPP Sample Timeshare Loan, we compared the HPP Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 3 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 6 to Attachment A, all such compared information was found to be in agreement.
The Source Document(s) and calculations (if applicable) that MORI instructed us to use for each HPP Sample Characteristic are indicated on Exhibit 3 to Attachment A. Unless otherwise indicated in the notes to Exhibit 3 to Attachment A, where more than one Source Document is listed for a HPP Sample Characteristic, MORI instructed us to note agreement if the information on the Sample Data File for the HPP Sample Characteristic agreed with the corresponding information in at least one of the Source Documents (and result of our corresponding calculation, as applicable) that are listed for such HPP Sample Characteristic on Exhibit 3 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the HPP Sample Characteristics listed on Exhibit 3 to Attachment A.
4.    For each HVO Sample Timeshare Loan, we compared the HVO Sample Characteristics listed on Exhibit 4 to Attachment A, as shown on the Sample Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by MORI described in the notes to Exhibit 4 to Attachment A and the additional instruction(s) provided by MORI described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.
The Source Document(s) and calculations (if applicable) that MORI instructed us to use for each HVO Sample Characteristic are indicated on Exhibit 4 to Attachment A. Unless otherwise indicated in the notes to Exhibit 4 to Attachment A, where more than one Source Document is listed for an HVO Sample Characteristic, MORI instructed us to note agreement if the information on the Sample Data File for the HVO Sample Characteristic agreed with the corresponding information in at least one of the Source Documents (and result of our corresponding calculation, as applicable) that are listed for such HVO Sample Characteristic on Exhibit 4 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the HVO Sample Characteristics listed on Exhibit 4 to Attachment A.

Exhibit 1 to Attachment A Page 1 of 4
MVC Sample Characteristics and Corresponding Source Documents

MVC Sample Characteristic	Sample Data File Field Name	Source Document(s)

Loan number	Loan Number	MortgageServ System Screen Shots

Billing country	Billing Country	MVC Contract for Purchase or MortgageServ System Screen Shots

Billing state	Billing State	MVC Contract for Purchase or MortgageServ System Screen Shots

Interest rate	Interest Rate	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification or MortgageServ System Screen Shots

Open date	Open Date	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure

Original term	Original Term	(a)MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification or MortgageServ System Screen Shots or (b)Any MVC Source Document(s) and recalculation

Original balance	Original Balance	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification or MortgageServ System Screen Shots

Current balance	Current Balance	MortgageServ System Screen Shots

Original loan to value	Original Loan to Value	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure and recalculation

Next payment due date	Next Payment Due Date	(a)MortgageServ System Screen Shots or (b)MortgageServ System Screen Shots and recalculation

Credit score	Credit Score (Beacon)	(a)MVC Credit Report or (b)MVC Credit Report and recalculation

Exhibit 1 to Attachment A Page 2 of 4

MVC Sample Characteristic	Sample Data File Field Name	Source Document(s)

Monthly payment	Monthly Payment	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MortgageServ System Screen Shots, MVC HUD-1 or MVC Closing Disclosure

Maturity date (month/year)	Maturity Date (month/year)	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification or MortgageServ System Screen Shots

Down payment	Down Payment	(a)MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase or (b)MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase and recalculation

Resort/project ID	Resort/Project Id	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure

Purchase price	Purchase Price	MVC Note, MVC Deed of Trust, MVC Mortgage, MVC Modification, MVC Contract for Purchase, MVC Contract Addendum, MVC Credit Report, MVC HUD-1 or MVC Closing Disclosure
Notes:
i.The loan number MVC Sample Characteristic is for identification purposes only.
ii.For the purpose of comparing the billing country, billing state and resort/project ID MVC Sample Characteristics, MORI instructed us to ignore differences that appear to be due to abbreviation, truncation or spelling errors.
iii.For the purpose of comparing the original term MVC Sample Characteristic for each MVC Sample Timeshare Loan that does not have the original term specifically stated in the applicable Source Document(s), MORI instructed us to recalculate the original term as the difference in months between the maturity date (month/year) and open date, both as shown in the applicable Source Document(s).
For the purpose of the recalculation described in the preceding paragraph, MORI instructed us to use the first day of the month following the open date if the open date, as shown in the applicable Source Document, falls on the 29th, 30th or 31st day of the month.

Exhibit 1 to Attachment A Page 3 of 4

iv.MORI indicated that certain of the MortgageServ System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current balance and next payment due date MVC Sample Characteristics, MORI instructed us to only consider account activity shown in the MortgageServ System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.
v.For the purpose of comparing the original loan to value MVC Sample Characteristic, MORI instructed us to recalculate the original loan to value by:
a.Dividing the original balance by the purchase price, both as shown in the applicable Source Document(s) corresponding to the indicated MVC Sample Characteristic,
b.Multiplying the result obtained in a. above by 100 and
c.Rounding the result obtained in b. above to the nearest integer.
vi.For the purpose of comparing the next payment due date MVC Sample Characteristic, MORI instructed us to note agreement if the value on the Sample Data File agreed with either:
a.The corresponding information in the MortgageServ System Screen Shot(s),
b.The result of adding one month to the paid to date, as shown on the MortgageServ System Screen Shot(s).
We performed no procedures to reconcile any differences that may exist relating to the information that we observed or recalculated in a. or b. above, as applicable.
vii.MORI instructed us not to compare the credit score MVC Sample Characteristic for any MVC Sample Timeshare Loan with a credit score value of “0,” “1,” “5” or “999,” as shown on the Sample Data File.
For the purpose of comparing the credit score MVC Sample Characteristic for each MVC Sample Timeshare Loan (except for any MVC Sample Timeshare Loan described in the preceding paragraph(s) of this note), MORI instructed us to use the:
a.Primary borrower credit score,
b.Secondary borrower credit score or
c.Recalculated average value of the primary borrower credit score and secondary borrower credit score, all as shown in, or as recalculated using information shown in, the MVC Credit Report, and to note agreement if the credit score value, as shown on the Sample Data File, agreed to the corresponding information described in either a., b. or c. above. We performed no procedures to reconcile any differences that may exist relating to the information that we observed or recalculated in a., b. or c. above, as applicable.
viii.For the purpose of comparing the maturity date (month/year) MVC Sample Characteristic, MORI instructed us to note agreement if the month and year of the maturity date, as shown on the Sample Data File, agreed with the month and year of the maturity date, as shown in the applicable Source Document.

Exhibit 1 to Attachment A Page 4 of 4

ix.For the purpose of comparing the down payment MVC Sample Characteristic, MORI instructed us to note agreement if the value on the Sample Data File agreed with any of:
a.The corresponding information in the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase,
b.The result of summing the down payment or deposits and loan origination fee (if applicable), all as shown in the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase,
c.The result of subtracting the:
(1)Total closing costs or maintenance fees, as shown in the MVC HUD-1, MVC Closing Disclosure or MVC Contract for Purchase,
from
(2)Result obtained in b. above, or
d.The result of summing the down payment/funds from the borrower, total closing costs or cash to close and seller or lender credits (if applicable), all as shown in the MVC Closing Disclosure.
For the purpose of comparing the down payment MVC Sample Characteristic, MORI instructed us to ignore differences of +/- $1.00 or less.
We performed no procedures to reconcile any differences that may exist between the applicable Source Documents or resulting recalculations described in the preceding paragraph(s) of this note.
x.For the purpose of comparing the resort/project ID MVC Sample Characteristic, MORI indicated that a resort/project ID value of “Aruba Ocean Club,” as shown on the Sample Data File, corresponds to a resort/project ID value of “Marriott Vacation Club International of Aruba,” as shown in the applicable Source Document.
xi.For the purpose of comparing the purchase price MVC Sample Characteristic, MORI instructed us to ignore differences of +/- $1.00 or less.
We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 2 to Attachment A Page 1 of 5

VSE Sample Characteristics and Corresponding Source Documents

VSE Sample Characteristic	Sample Data File Field Name	Source Document(s)

Loan ID	Loan ID	VSE System Screen Shots or VSE Note

Current loan balance	Current Loan Balance	VSE System Screen Shots

Original loan balance	Original Loan Balance	VSE Note, VSE Purchase Agreement, VSE HUD-1 or VSE System Screen Shots

Coupon rate	Coupon Rate	(a)VSE Note, VSE Purchase Agreement or VSE HUD-1 or (b)VSE System Screen Shots and VSE Note, VSE Purchase Agreement or VSE HUD-1

Original term to maturity (months)	Original Term to Maturity (months)
(a)VSE Note, VSE Purchase Agreement, VSE System Screen Shots or VSE HUD-1 or
(b)VSE Mortgage, VSE Note,
VSE Truth in Lending Disclosure Statement, VSE System Screen Shots and/or VSE HUD-1 and recalculation

Remaining term to maturity (months)	Remaining Term to Maturity (months)	VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement and/or VSE System Screen Shots and recalculation

Monthly payment	Monthly Payment	(a)VSE Note, VSE Purchase Agreement or VSE HUD-1 or (b)VSE System Screen Shots and VSE Note, VSE Purchase Agreement or VSE HUD-1

Original maturity date (month/year)	Original Maturity Date (month/year)
(a)VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement or VSE System Screen Shots or
(b)VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement, VSE System Screen Shots and/or VSE HUD-1 and recalculation

Country	Country	VSE Purchase Agreement, VSE HUD-1 or VSE System Screen Shots

Exhibit 2 to Attachment A Page 2 of 5

VSE Sample Characteristic	Sample Data File Field Name	Source Document(s)

Sales price	Sales Price	(a)VSE Purchase Agreement, VSE Closing Disclosure, VSE HUD-1 or VSE System Screen Shots or (b)VSE Purchase Agreement, VSE HUD-1 and recalculation

Down payment	Down Payment
(a)VSE Purchase Agreement, VSE Closing Disclosure, VSE HUD-1, VSE System Screen Shots, VSE Truth in Lending Disclosure or
(b)VSE Purchase Agreement, VSE Closing Disclosure, VSE System Screen Shots and/or VSE Note and recalculation

Credit score	Credit Score	VSE Credit Report

Notes:
i.The loan ID VSE Sample Characteristic is for identification purposes only.
ii.MORI indicated that certain of the VSE System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current loan balance VSE Sample Characteristic, MORI instructed us to only consider account activity shown in the VSE System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.
iii.For the purpose of comparing the coupon rate VSE Sample Characteristic for each VSE Sample Timeshare Loan that has more than one coupon rate, as shown in the VSE Note, VSE Purchase Agreement or VSE HUD-1, MORI instructed us to use the coupon rate, as shown in the VSE Note, VSE Purchase Agreement or VSE HUD-1, corresponding to the coupon rate, as shown in the VSE System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the coupon rate information in the VSE Note, VSE Purchase Agreement or VSE HUD-1.
iv.For the purpose of comparing the original term to maturity (months) VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the original term to maturity (months) specifically stated in the VSE Note, VSE Purchase Agreement, VSE System Screen Shots or VSE HUD-1, MORI instructed us to recalculate the original term to maturity (months) as the difference in months between the:
a.Original maturity date (month/year), as shown in the VSE Mortgage, VSE Note, VSE Truth in Lending Disclosure Statement, VSE System Screen Shots and/or VSE HUD-1, and
b.First payment date, as shown in the VSE System Screen Shots.

Exhibit 2 to Attachment A Page 3 of 5

v.For the purpose of comparing the remaining term to maturity (months) VSE Sample Characteristic, MORI instructed us to recalculate the remaining term to maturity (months) as the difference between the:
a.Original term to maturity (months), as shown in the applicable Source Document or as recalculated as described herein, and
b.Seasoning, as calculated using information shown on the Sample Data File.
For the purpose of this procedure, MORI instructed us to calculate the seasoning as the difference between the original term to maturity (months) and remaining term to maturity (months), both as shown on the Sample Data File.
vi.For the purpose of comparing the monthly payment VSE Sample Characteristic for each VSE Sample Timeshare Loan that has more than one monthly payment, as shown in the VSE Note, VSE Purchase Agreement or VSE HUD-1, MORI instructed us to use the monthly payment, as shown in the VSE Note, VSE Purchase Agreement or VSE HUD-1, corresponding to the monthly payment, as shown in the VSE System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the monthly payment information in the VSE Note, VSE Purchase Agreement or VSE HUD-1.
vii.For the purpose of comparing the original maturity date (month/year) VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the original maturity date (month/year) specifically stated in the applicable Source Document(s), MORI instructed us to recalculate the original maturity date (month/year) by adding the:
a.Number of months represented by subtracting one month from the original term to maturity (months), as shown in the applicable Source Document or as recalculated as described herein, to
b.First payment date, as shown in the VSE System Screen Shots.
For the purpose of comparing the original maturity date (month/year) VSE Sample Characteristic, MORI instructed us to note agreement if the month and year of the original maturity date (month/year), as shown on the Sample Data File, agreed with the month and year of the original maturity date, as shown in the applicable Source Document(s) or as recalculated above.

Exhibit 2 to Attachment A Page 4 of 5

viii.For the purpose of comparing the country VSE Sample Characteristic, MORI instructed us to note agreement with a country value of “United States,” as shown on the Sample Data File, if the applicable Source Document(s) indicate a corresponding state location that is in the United States.
For the purpose of this procedure, MORI instructed us to ignore differences that appear to be due to abbreviation, truncation or spelling error.
ix.For the purpose of comparing the sales price VSE Sample Characteristic for each VSE Sample Timeshare Loan that does not have the sales price specifically stated in the applicable Source Document(s), MORI instructed us to recalculate the sales price by subtracting the amount of equity applied as seller credit from the total of all pledged interests, both as shown in the applicable Source Document(s).
For the purpose of comparing the sales price VSE Sample Characteristic, MORI instructed us to ignore differences of +/- $1.00 or less.
x.For the purpose of comparing the down payment VSE Sample Characteristic, MORI instructed us to note agreement if the value on the Sample Data File agreed with any of the:
a.Corresponding information, as shown in the VSE Purchase Agreement, VSE Closing Disclosure, VSE HUD-1, VSE Truth in Lending Disclosure or VSE System Screen Shots,
b.Result of summing the down payment and deposits, both as shown in the VSE Purchase Agreement and/or VSE Note,
c.Result of subtracting the:
(1)Administrative fee, as shown in the VSE Purchase Agreement or VSE System Screen Shot from
(2)Result obtained in b. above,
d.    Result of summing the down payment/funds from the borrow and adjustments and other credits, both as shown in the VSE Closing Disclosure,
e.    Result of subtracting the mortgage amount from the total sales price, both as shown in, or recalculated from the VSE System Screenshots or
f.    Result of summing the:
(1)Administrative fee, as shown in the VSE Purchase Agreement or VSE System Screen Shot and
(2)Result obtained in e. above.
For the purpose of comparing the down payment VSE Sample Characteristic, MORI instructed us to ignore differences of +/- $1.00 or less.
We performed no procedures to reconcile any differences that may exist between the applicable Source Documents or resulting recalculations described in the preceding paragraph(s) of this note.

Exhibit 2 to Attachment A Page 5 of 5

xi.MORI instructed us not to compare the credit score VSE Sample Characteristic for any VSE Sample Timeshare Loan with a credit score value of “0,” “1,” “5” or “999,” as shown on the Sample Data File.
For the purpose of comparing the credit score VSE Sample Characteristic for each VSE Sample Timeshare Loan, (except for any VSE Sample Timeshare Loan described in the preceding paragraph(s) of this note), MORI instructed us to use the VSE Credit Report as the Source Document(s) and to note agreement if the credit score value, as shown on the Sample Data File, agreed to at least one credit score, as shown in the VSE Credit Report. We performed no procedures to reconcile any differences that may exist relating to the credit score information in the VSE Credit Report.
We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

HPP Sample Characteristics and Corresponding Source Documents

HPP Sample Characteristic	Sample Data File Field Name	Source Document(s)

Account number	Account Number	HPP Note

Geographical location of the obligor	Geographical Location of the Obligor	HPP Agreement or HPP System Screen Shots

Purchase price	Purchase Price	HPP Agreement

Down payment	Down Payment	(a)HPP Agreement or (b)HPP Agreement and recalculation

Note Date	Note Date	HPP Note

Original term to stated maturity	Original Term to Stated Maturity	HPP Note

Original loan balance	Original Loan Balance	HPP Note

Coupon rate	Coupon Rate	HPP Note or HPP System Screen Shots

Monthly payment amount	Monthly Payment Amount	HPP Note or HPP System Screen Shots

Borrower credit score	Borrower Credit Score	HPP Borrower Credit Report

Co-borrower credit score	Co-borrower credit score	HPP Co-Borrower Credit Report

Current balance	Current Balance	HPP System Screen Shots

Next payment due date	Next Payment Due Date	HPP System Screen Shots
Notes:
i.The account number HPP Sample Characteristic is for identification purposes only.
ii.For the purpose of comparing the down payment HPP Sample Characteristic, MORI instructed us to recalculate the down payment as the sum of the down Payment (if applicable), additional Credit (if applicable) and transfer of equity (if applicable), all as shown in the HPP Agreement.
iii.For the purpose of comparing the monthly payment amount HPP Sample Characteristic, MORI instructed us to ignore differences of +/- $0.01 or less.

Exhibit 3 to Attachment A Page 2 of 2

iv.MORI instructed us not to compare the borrower credit score and co-borrower credit score HPP Sample Characteristics for any HPP Sample Timeshare Loan with a corresponding value of <blank>, “0,” “1” or “9,” as shown on the Sample Data File.
For the purpose of comparing the borrower credit score and co-borrower credit score HPP Sample Characteristics for each HPP Sample Timeshare Loan (except for any HPP Sample Timeshare Loan described in the preceding paragraph(s) of this note), MORI instructed us to note agreement if the corresponding value, as shown on the Sample Data File, agreed to at least one value, as shown in the corresponding Source Document(s). We performed no procedures to reconcile any differences that may exist relating to the corresponding indicated HPP Sample Characteristic information shown in the Source Documents.
v.MORI indicated that certain of the HPP System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current balance and next payment due date HPP Sample Characteristics, MORI instructed us to only consider account activity shown in the HPP System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.
We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 4 to Attachment A Page 1 of 3

HVO Sample Characteristics and Corresponding Source Documents

HVO Sample Characteristic	Sample Data File Field Name	Source Document(s)

Loan ID	Loan ID	HVO System Screen Shots

Current loan balance	Current Loan Balance	HVO System Screen Shots

Original loan balance	Original Loan Balance	HVO Note

Coupon rate	Coupon Rate	HVO Note or HVO System Screen Shots

Original term to maturity (months)	Original Term to Maturity (months)	HVO Note

Remaining Term to maturity (months)	Remaining Term to Maturity (months)	HVO Note and recalculation

Monthly payment	Monthly Payment	HVO Note or HVO System Screen Shots

Original maturity date (month/year)	Original Maturity Date (month/year)	HVO Note or HVO System Screen Shots

Country	Country	HVO Purchase Agreement

Sales price	Sales Price	HVO Purchase Agreement

Down payment	Down Payment	(a)HVO Purchase Agreement or HVO Closing Disclosure, (b)HVO Purchase Agreement and recalculation or (c)HVO Closing Disclosure and recalculation

Credit score	Credit Score	HVO Credit Report

Notes:
i.The loan ID sample characteristic is for identification purposes only.
ii.MORI indicated that certain of the HVO System Screen Shots contained account activity that occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current loan balance HVO Sample Characteristic, MORI instructed us to only consider account activity shown in the HVO System Screen Shots that occurred on or prior to the Preliminary Cut-Off Date.

Exhibit 4 to Attachment A Page 2 of 3

iii.For the purpose of comparing the remaining term to maturity (months) HVO Sample Characteristic, MORI instructed us to recalculate the remaining term to maturity (months) as the difference between the:
a.Original term to maturity (months), as shown in the HVO Note, and
b.Seasoning, as calculated using information shown on the Sample Data File.
For the purpose of this procedure, MORI instructed us to calculate the seasoning as the difference between the original term to maturity (months) and remaining term to maturity (months), both as shown on the Sample Data File.
iv.For the purpose of comparing the original maturity date (month/year) HVO Sample Characteristic, MORI instructed us to note agreement if the month and year of the original maturity date (month/year), as shown on the Sample Data File, agreed with the month and year of the original maturity date, as shown in the applicable Source Document(s).
v.For the purpose of comparing the country HVO Sample Characteristic, MORI instructed us to note agreement with a country value of “United States,” as shown on the Sample Data File, if the applicable Source Document(s) indicate a corresponding state location that is in the United States.
For the purpose of this procedure, MORI instructed us to ignore differences that appear to be due to abbreviation, truncation or spelling errors.
vi.For the purpose of comparing the down payment HVO Sample Characteristic, MORI instructed us to note agreement if the value on the Sample Data File agreed with either:
a.The corresponding information in the HVO Purchase Agreement or HVO Closing Disclosure,
b.The result of subtracting the closing costs from either the total deposits and closing costs due from purchaser or from the equity credit, both as shown in the HVO Purchase Agreement or
c.The result of adding the deposit, developer incentive or seller credit (if applicable) and cash to close from borrower (if applicable), all as shown on the HVO Closing Disclosure.
For the purpose of comparing the down payment HVO Sample Characteristic, MORI instructed us to ignore differences of +/- $1.00 or less.
We performed no procedures to reconcile any differences that may exist relating to the information that we observed or recalculated in a.,b. or c. above, as applicable.

Exhibit 4 to Attachment A Page 3 of 3

vii.MORI instructed us not to compare the credit score HVO Sample Characteristic for any HVO Sample Timeshare Loan with a credit score value of “0,” “1,” “5” or “999,” as shown on the Sample Data File.
For the purpose of comparing the credit score HVO Sample Characteristic for each HVO Sample Timeshare Loan (except for any HVO Sample Timeshare Loan described in the preceding paragraph(s) of this note), MORI instructed us to use the HVO Credit Report as the Source Document(s) and to note agreement if the credit score value, as shown on the Sample Data File, agreed to at least one credit score, as shown in the HVO Credit Report. We performed no procedures to reconcile any differences that may exist relating to the credit score information in the HVO Credit Report.
We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by MORI described in the notes above.

Exhibit 5 to Attachment A

MVC Sample Characteristic Differences

Sample Timeshare Loan Number	MVC Sample Characteristic	Sample Data File Value	Source Document(s) Value

24	Credit score	809	807

41	Credit score	659	<unable to determine>

Exhibit 6 to Attachment A

HPP Sample Characteristic Differences

Sample Timeshare Loan Number	HPP Sample Characteristic	Sample Data File Value	Source Document(s) Value

247	Borrower credit score	758	<unable to determine>
	Co-borrower credit score	743	<unable to determine>